CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Cash paid for the acquisition of oil and gas properties, restricted cash received	$ 0	$ 2,316